Goodwill and intangible assets - Narrative (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
VIU forecast period	5 years
Goodwill	£ 4,450	£ 4,177
Intangibles	3,825	3,617
Gross exposure
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Additions	1,649	1,689
Gross exposure | Goodwill
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Additions	£ 263	311
German Consumer Finance portfolio | Assets and liabilities classified as held for sale
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment loss recognised in profit or loss, intangible assets and goodwill		32
Personal Banking
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Discount rate	19.20%
Terminal growth rate	2.00%
Goodwill	£ 3,064	3,064
Intangibles	691
Woolwich
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Goodwill	2,501	2,501
Business Banking
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Goodwill	629	629
Intangibles	199
Barclays Investment Bank | Operating segments
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Intangibles	£ 1,902	1,274
Merchant Acquiring
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment loss recognised in profit or loss, goodwill		33
Impairment loss recognised in profit or loss, intangible assets other than goodwill		£ 257
Bottom of range | Total for all cash-generating units
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Discount rate	14.70%	14.70%
Terminal growth rate	2.00%	2.00%
Top of range | Total for all cash-generating units
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Discount rate	19.20%	18.50%